INCOME TAXES - Deferred income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	$ (3,437)	$ (2,910)
Effect of IFRS 16 adoption		9
(Expense) recovery in net income	132	(443)
Recovery in other comprehensive income	122	(93)
Acquisitions	(13)
Deferred tax assets (liabilities), end of period	(3,196)	(3,437)
Property, plant and equipment and inventory
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(1,366)	(1,145)
Effect of IFRS 16 adoption		0
(Expense) recovery in net income	(108)	(221)
Recovery in other comprehensive income	0	0
Acquisitions	(10)
Deferred tax assets (liabilities), end of period	(1,484)	(1,366)
Goodwill and other intangibles
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(1,318)	(1,192)
Effect of IFRS 16 adoption		0
(Expense) recovery in net income	(129)	(126)
Recovery in other comprehensive income	0	0
Acquisitions	(3)
Deferred tax assets (liabilities), end of period	(1,450)	(1,318)
Investments
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(168)	(66)
Effect of IFRS 16 adoption		0
(Expense) recovery in net income	(2)	2
Recovery in other comprehensive income	40	(104)
Acquisitions	0
Deferred tax assets (liabilities), end of period	(130)	(168)
Non-capital loss carryforwards
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	12	29
Effect of IFRS 16 adoption		0
(Expense) recovery in net income	4	(17)
Recovery in other comprehensive income	0	0
Acquisitions	0
Deferred tax assets (liabilities), end of period	16	12
Contract and deferred commission cost assets
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(570)	(515)
Effect of IFRS 16 adoption		0
(Expense) recovery in net income	387	(55)
Recovery in other comprehensive income	0	0
Acquisitions	0
Deferred tax assets (liabilities), end of period	(183)	(570)
Other
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(27)	(21)
Effect of IFRS 16 adoption		9
(Expense) recovery in net income	(20)	(26)
Recovery in other comprehensive income	82	11
Acquisitions	0
Deferred tax assets (liabilities), end of period	$ 35	$ (27)